Investment Objectives and Goals	Apr. 30, 2025
MFS Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Core Bond Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return with an emphasis on current income, but also considering capital appreciation.
MFS Lifetime Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® Income Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek total return through a combination of current income and capital appreciation.
MFS Lifetime 2025 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2025 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2030 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2030 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2035 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2035 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2040 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2040 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2045 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2045 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2050 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2050 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2055 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2055 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2060 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2060 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

MFS Lifetime 2065 Fund
Prospectus [Line Items]
Risk/Return [Heading]	MFS® Lifetime® 2065 Fund Summary of Key Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.